Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	FaZe Holdings Inc.
Document Type	POS AM
Amendment Flag	false
Entity Central Index Key	0001839360
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Dec. 31, 2022
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-2081659